GROUP STRUCTURE (Details 6) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Non-current assets	$ 4,606	$ 3,965
Current assets	1,988	2,380
Total assets	6,594	6,345
Non-current Liabilities	2,350	1,748
Current Liabilities	639	1,302
Total liabilities	2,989	3,050
Total for all joint ventures [member]
IfrsStatementLineItems [Line Items]
Non-current assets	122	151
Current assets	9	13
Total assets	131	164
Non-current Liabilities	40	52
Current Liabilities	21	26
Total liabilities	61	78
Production cost	$ 91	$ 99	$ 94